DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)				2 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	Jan. 26, 2023	Nov. 08, 2022	Feb. 07, 2022	Dec. 31, 2021	Mar. 31, 2023		Dec. 31, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Nov. 16, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from isssuance								$ 132,250,000	$ 132,250,000	$ 132,250,000
Offering costs					$ 4,628,750		$ 4,628,750			$ 4,628,750
Shares issued	$ 924,000
Share issued price per share	$ 0.035
Business combination description of transaction					The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below					The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
Retained earnings restrictions					the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company					the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
Debt instrument redemption price percentage					100.00%					100.00%
Interest expense					$ 100,000					$ 100,000
Percentage of deposit in trust account	1.00%
Redemption price per share					$ 10.45		$ 10.34			$ 10.34
Number of stock redeemed, value	$ 114,000,000				$ 114,068,280	[1]	$ 1,876,183			$ 1,876,183
Investments held in trust account	24,000,000				23,658,838		$ 136,871,183			$ 136,871,183
Aggregate of deposit	$ 77,000
Payments to Acquire Investments to be Held in Decommissioning Trust Fund					$ 155,403
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share											$ 12.00
Share issued price per share					$ 10.33
Percentage of deposit in trust account	1.00%
Stock issued					13,979,000
Number of stock redeemed, value					$ 114,068,280
Common Class A [Member] | Public Stockholder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares on hold	11,037,272
Stock issued	13,979,000
Redemption price per share	$ 10.33
Business Combination Agreement [Member] | Conduit Pharmaceuticals Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		$ 650,000,000
Share issued price per share		$ 10.00
Subscription Agreements [Member] | Conduit Pharmaceuticals Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		$ 27,000,000
Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination description of transaction					(i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”)					(i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement units, net of offering costs			13,225,000
Proceeds from isssuance			$ 132,250,000
Sale of stock					13,225,000					13,225,000
Sale of stock price per share					$ 10.00		$ 10.00			$ 10.00
Net proceeds from sale of equity			$ 139,790,000
Share issued price per share					$ 10.00		10.00			$ 10.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock			754,000		754,000					754,000
Sale of stock price per share			$ 10.00		$ 10.00		$ 10.00			$ 10.00
Gross proceeds from shares issuance			$ 7,540,000
Overfunding of trust account			4,895,000
Operating cash account			2,000,000
Offering costs			2,895,000
Overfunding of the trust account			$ 4,895,000

[1]	As of March 31, 2023, $236,350 of cash was still in the Trust account from funds that were returned and are awaiting redistribution, which were paid in April 2023.